Postretirement Benefits (Weighted Average Assumptions For Post-Retirement Benefit Plans Other Than Pensions) (Detail) (Other Postretirement Benefit Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount Rate	5.09%	5.77%
Benefit Obligations, Rate of Compensation Increase	3.50%	4.50%
Periodic Benefit Cost, Discount Rate	5.77%	6.60%	6.60%
Periodic Benefit Cost, Rate of Compensation Increase	4.50%	4.50%	4.50%